Filed Via EDGAR

Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

September 17, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account D ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "SLNY")
Registration Statement on Form N-6 ("Registration Statement")
File No. 333-144626

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 2 to Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account D.  The Post-Effective Amendment is filed for the purpose of addressing Staff oral comments received on September 2, 2008 on Post-Effective Amendment No. 1.

Staff comments are provided in italics below with the Depositor’s response immediately following.  A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this Post-Effective Amendment along with a copy of this letter.  Page numbers noted below are to the red-lined courtesy copy of the prospectus.

1.	Comment:
Please supplement footnote ** to the investment option table on the cover page of the prospectus to clarify that the fee expense for the Fund of Funds investment option includes Fund-level expenses of the underlying Funds as well.

Response:
Footnote ** to the investment option table on the cover page of the prospectus has been revised to read:  “These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.”

2.	Comment:
The Premium Expense Charge portion of the Transaction Fees Table indicates the representative owner pays the maximum charge.  Is this accurate?  What characteristics would qualify for the minimum premium expense charge shown?

Response:
The Premium Expense Charge does not vary by individual characteristics.  The maximum charge is 7.5% in all Policy Years.  The minimum charge and representative owner information has been removed from the table.  Footnote 1 has been corrected as well as the Premium Expense Charge narrative (p. 25) within the prospectus.  Additionally, the Statement of Additional Information’s Premium Expense Charge disclosure has been revised consistently with the foregoing.

3.	Comment:
In the currently effective prospectus, the No-Lapse Protection Rider Charge is calculated per $1000 of No-Lapse Protection Rider Net Amount at Risk.  The proposed prospectus calculates this charge per $1000 of Total Net Amount at Risk.  Is the charge now a higher charge?  Have any riders been sold under the currently effective prospectus that would require differentiating footnotes for the rider charges?

Response:
The “No-Lapse Protection Rider Net Amount at Risk” and the “Total Net Amount at Risk” are identical values.  As a result, there is no need for the term “No-Lapse Protection Rider Net Amount at Risk” and that definition has been deleted from the Glossary.  For informational purposes, none of these riders has been sold to date nor will be sold prior to this prospectus being declared effective.

4.	Comment:
The No-Lapse Protection Rider disclosure (p. 28) lists the Variable Sub-Accounts currently designated as appropriate for use with the rider.  Please add disclosure to state that such Variable Sub-Accounts may change and what transfer instructions will be provided related to current investments.

Response:
The Company will not delete a Variable Sub-Account once it has been designated as suitable for use with the No-Lapse Protection Rider.  Current Account Value allocation to such a Variable Sub-Account can remain and does not need to be transferred to a new Variable Sub-Account, but future payments/transfers would need to be made into Variable Sub-Accounts then designated for use the rider.  Such disclosure has been added.  It is further stated that we will supplement the prospectus and send all policyholders advance notice of any changes regarding any restrictions on future allocations or changes to any Variable Sub-Accounts.

5.	Comment:
The Staff inquires as to the timing of inclusion of audited financial statements for the Depositor and Registrant.

Response:
Audited financial statements for the Depositor and the Registrant are included in Post-Effective Amendment No. 2 in the Statement of Additional Information.

6.	Comment:
The Staff asks that all persons listed on the signature page within Part C have powers of attorney on file with the SEC.

Response:
We regret the typographical error that included Michael Shunney’s name on the signature page.  A majority of directors are present as required under Section 6 of the Securities Act of 1933 and Mr. Shunney’s name has been deleted.

Additional Changes:
The prospectus and Statement of Additional Information have been redated.  The SEC address has been changed on the back cover page.  The BlackRock adviser information on page 2 of the prospectus has been edited.  The Goldman Sachs VIT Structured U.S. Equity Fund and the PIMCO VIT Total Return Portfolio will not be closed to future allocations.  Fidelity VIP Freedom Portfolios have been denoted as Fund of Funds investment options.

Lastly, some surrender charge information has been revised in response to comments from the New York State insurance regulator.  As the policy form still pends approval with that regulator, the currently approved prospectus has never been used in New York.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issue.

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Acceleration Request and Acknowledgment

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make an acceleration request of the effective date of the Amendment to October 3, 2008 or as soon as practicable thereafter.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions regarding this filing, please contact the undersigned at (781)446-1638 or Ms. Joan Boros, Esq. at (202)965-8150.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel

cc: Joan Boros, Esq.